Stadion Trilogy Fund
RISK/RETURN SUMMARY STADION TRILOGY FUND™
INVESTMENT OBJECTIVE
The investment objective of the Stadion Trilogy Fund™ (the “Trilogy Fund” or the “Fund”) is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Trilogy Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Trilogy Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 21 and in the Statement of Additional Information (”SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 25.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Stadion Trilogy Fund (USD $)		Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load)		6.75%	none	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	[1]	1.00%	none	none
Redemption Fee		none	none	none
Exchange Fee		none	none	none
[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stadion Trilogy Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.52%	0.73%	1.12%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		2.12%	3.08%	2.47%
Management Fee Waivers and Expense Reimbursements	[2]	(0.07%)	(0.28%)	(0.67%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	[2]	2.05%	2.80%	1.80%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Stadion Money Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until April 1, 2013. The Expense Limitation Agreement may be terminated by the Trust or the Advisor at the end of its then-current term upon not less than 90 days' notice.

Example

This Example is intended to help you compare the cost of investing in shares of the Trilogy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Trilogy Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and assume other expenses remains in effect only until April 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Stadion Trilogy Fund (USD $)	1 Year	3 Years
Class A Shares	771	1,194
Class C Shares	283	925
Class I Shares	183	706

Portfolio Turnover

The Trilogy Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Trilogy Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Trilogy Fund combines multiple investment strategies and investment techniques that are designed to generate return and manage risk exposure among varying market conditions. The Fund will employ three separate investment styles to invest in:

(i)	a diversified portfolio of common stocks and exchange-traded funds (“ETFs”) investing in stock indexes, and options selected to provide protection from market declines (the “Equity Position”),

(ii)	fixed-income securities or ETFs investing in fixed-income securities, and options sold and repurchased to generate net premium income (the “Income Position”), and

(iii)	index options or other securities in an effort to benefit from substantial price changes (up or down) in the markets (the “Trend Position”).

In allocating the Fund’s assets, the Advisor uses a combination of the investment strategies described above and may reduce or limit investments in certain assets, asset classes or strategies in order to achieve the desired composition of the Fund’s portfolio. Many of these strategies are designed to manage risk exposure by seeking opportunities for return from varying market conditions. Under normal market conditions, the Fund expects that (i) approximately 30% to 50% of the Fund’s assets will be allocated to the Equity Position, (ii) approximately 30% to 50% of the Fund’s assets will be allocated to the Income Position and (iii) approximately 10% to 30% of the Fund’s assets will be allocated to the Trend Position; however, these percentages may vary over time or as a result of market fluctuations.

The nominal value of the long options in the Equity Position is generally expected to be not more than approximately 6% of the Fund’s value. The nominal value of the short options in the Equity Position is generally expected to be not more than approximately 6% of the Fund’s value. The nominal value of the options in the Income Position is generally expected to be not more than approximately 10% of the Fund’s value. The nominal value of the options in the Trend Position is generally expected to be approximately 10% to 30% of the Fund’s value.

The Fund will generally invest as follows:

The Equity Position. The Equity Position is designed to participate in equity markets while moderating volatility. In the Equity Position, the Fund will typically invest in a broadly diversified portfolio of U.S. exchange-listed common stocks and American Depositary Receipts (“ADRs”) of companies that the Advisor believes possess attractive valuation characteristics and the capability for above-average dividend yield, or ETFs that hold such companies. In selecting individual positions, the Advisor generally considers factors such as profitability, revenue growth, gross margins, debt ratios and other financial characteristics, seeking companies with favorable valuations (generally, prices that are reasonable relative to projected revenues, earnings and dividends). The Advisor also looks for companies that possess characteristics that support maintaining market share and earnings power through market cycles and demonstrate the potential to increase dividends or earnings over time. While the Advisor will typically focus the Equity Position on companies having capitalizations of $5 billion or more, there are no restrictions on market capitalization of portfolio stocks. The Advisor may sell a stock from the Equity Position if the Advisor believes the company’s fundamentals have deteriorated, the company’s dividend or earnings growth has or will decline or the Advisor otherwise believes that selling the stock is in the Fund’s best interest.

The Advisor uses an option technique called a “collar” to provide downside risk protection to the Equity Position; however, collars also may limit upside potential. To employ a collar, the Advisor typically buys and sells a series of put and call options with differing strike prices and staggered expiration dates on the same index, typically a broad-based U.S. stock index, and simultaneously writes a short call option and purchases a put option on similar underlying indexes, or on an ETF replicating the index. In the Equity Position, the Advisor generally writes index calls above the current value of the applicable index to seek to generate premium income and use the proceeds to purchase index puts below the current value of the applicable index to seek to reduce the Fund’s exposure to market risk and volatility.

The notional value of the options positions in the Equity Position is not expected to exceed 100% of the expected, aggregate value of the equity securities owned in the Equity Position at the time either option is “in the money” (i.e., when exercising the option would result in a profit). This percentage limitation on the use of calls and options applies at the time an investment is made.

The Income Position. The Income Position is designed to balance the risk of the Equity Position by utilizing a combination of investments in domestic fixed-income investments (e.g., corporate bonds, U.S. government securities, mortgage-backed securities, high yield bonds or ETFs that invest in such securities) (collectively, “Fixed Income Instruments”) and the receipt of premiums from selling index options. The primary objective of the Income Position is yield generation, with a secondary emphasis on capital appreciation. While the Advisor may purchase Fixed Income Instruments of any maturity and credit quality, the Advisor typically invests in a broad mix of ETFs targeting a specific yield that the Advisor may adjust from time to time in response to market conditions.

In implementing its options strategy for the Income Position, the Advisor typically writes put and call options on one or more broad-based U.S. stock indices, receiving premiums from the purchasers of the options. The Advisor may then repurchase the options prior to their expiration date, giving up appreciation and avoiding depreciation in between the sale of the option and its repurchase. The difference between the premium received from selling the option and the cost of repurchasing the option will determine the gain or loss realized by the Income Position. The options strategy utilized by the Advisor for the Income Position is intended to provide increased cash flow from premiums, reduce volatility and provide downside protection.

The Trend Position. The Trend Position is designed to benefit from substantial price changes (up or down) in the markets. In executing the strategy for the Trend Position, the Advisor intends to purchase and write (sell) put and call options on one or more broad-based U.S. stock indices, such as the Standard & Poor's 500 Index, or ETFs that replicate or are related to such indices (including, without limitation, indices that measure market volatility). Over time, the indices on which the Fund purchases and sells options may vary based on the Advisor's assessment of the availability and liquidity of various listed index options, and the Advisor's evaluation of equity market conditions and other factors.

Generally the Trend Position favors establishing debit option spreads of varying strike prices and maturities by simultaneously selling and purchasing options on the same underlying instrument having the same expiration date. The options the Trend Position buys and sells are typically settled in cash rather than by delivery of securities and reflect price fluctuations in a group of securities or segments of the securities market. The Advisor may also purchase alternative instruments that the Advisor believes will approximate the performance that could be achieved by establishing debit option spreads when the Advisor believes comparable results can be achieved at a lower cost than buying options directly. The Fund may also invest in ETFs and other investment companies that are consistent with a trend or momentum-based strategy for the Trend Position.

PRINCIPAL RISKS

An investment in the Trilogy Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Trilogy Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Trilogy Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Large Capitalization Companies Risk. Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Derivative Risk: Put and call options are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Fund may exceed the Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Advisor uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. The Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid. Options purchased by the Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying instrument. If the Fund sells a put option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Fund sells a call option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold.

Management Style Risk: The share price of the Fund changes daily based on the performance of the securities in which it invests and the success of the Advisor’s options strategies. The ability of the Fund to meet its investment objective is directly related to the success of the Advisor’s investment process and there is no guarantee that the Advisor’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results. If the Advisor fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

Foreign Securities Risk: ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in ADRs and ETFs investing in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities underlying ADRs often trade with less frequency and volume on their respective exchanges than domestic securities, and therefore foreign securities underlying ADRs, and the ADRs themselves, may exhibit greater price volatility than domestic investments.

Fixed Income Risk: There are risks associated with the potential investment of the Fund’s assets in Fixed Income Instruments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Fund’s SAI.

•	Credit Risk. The value of the Fund’s Fixed Income Instruments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Fund’s Fixed Income Instruments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Fund’s Fixed Income Instruments can be expected to decline.

•	Maturity Risk. The value of the Fund’s Fixed Income Instruments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

PERFORMANCE SUMMARY

The Trilogy Fund is new and therefore does not have a performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will be updated to provide performance information which will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.stadionfunds.com or by calling 1-866-383-7636.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	May 25, 2012
Registrant Name	dei_EntityRegistrantName	STADION INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0001221482
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	May 25, 2012
Effective Date	dei_DocumentEffectiveDate	May 25, 2012
Prospectus Date	rr_ProspectusDate	Apr 1, 2012
Stadion Trilogy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY STADION TRILOGY FUND™
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Stadion Trilogy Fund™ (the “Trilogy Fund” or the “Fund”) is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Trilogy Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Trilogy Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 21 and in the Statement of Additional Information (”SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 25.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Trilogy Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Trilogy Fund’s performance.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Trilogy Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Trilogy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Trilogy Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and assume other expenses remains in effect only until April 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Trilogy Fund combines multiple investment strategies and investment techniques that are designed to generate return and manage risk exposure among varying market conditions. The Fund will employ three separate investment styles to invest in:

(i)	a diversified portfolio of common stocks and exchange-traded funds (“ETFs”) investing in stock indexes, and options selected to provide protection from market declines (the “Equity Position”),

(ii)	fixed-income securities or ETFs investing in fixed-income securities, and options sold and repurchased to generate net premium income (the “Income Position”), and

(iii)	index options or other securities in an effort to benefit from substantial price changes (up or down) in the markets (the “Trend Position”).

In allocating the Fund’s assets, the Advisor uses a combination of the investment strategies described above and may reduce or limit investments in certain assets, asset classes or strategies in order to achieve the desired composition of the Fund’s portfolio. Many of these strategies are designed to manage risk exposure by seeking opportunities for return from varying market conditions. Under normal market conditions, the Fund expects that (i) approximately 30% to 50% of the Fund’s assets will be allocated to the Equity Position, (ii) approximately 30% to 50% of the Fund’s assets will be allocated to the Income Position and (iii) approximately 10% to 30% of the Fund’s assets will be allocated to the Trend Position; however, these percentages may vary over time or as a result of market fluctuations.

The nominal value of the long options in the Equity Position is generally expected to be not more than approximately 6% of the Fund’s value. The nominal value of the short options in the Equity Position is generally expected to be not more than approximately 6% of the Fund’s value. The nominal value of the options in the Income Position is generally expected to be not more than approximately 10% of the Fund’s value. The nominal value of the options in the Trend Position is generally expected to be approximately 10% to 30% of the Fund’s value.

The Fund will generally invest as follows:

The Equity Position. The Equity Position is designed to participate in equity markets while moderating volatility. In the Equity Position, the Fund will typically invest in a broadly diversified portfolio of U.S. exchange-listed common stocks and American Depositary Receipts (“ADRs”) of companies that the Advisor believes possess attractive valuation characteristics and the capability for above-average dividend yield, or ETFs that hold such companies. In selecting individual positions, the Advisor generally considers factors such as profitability, revenue growth, gross margins, debt ratios and other financial characteristics, seeking companies with favorable valuations (generally, prices that are reasonable relative to projected revenues, earnings and dividends). The Advisor also looks for companies that possess characteristics that support maintaining market share and earnings power through market cycles and demonstrate the potential to increase dividends or earnings over time. While the Advisor will typically focus the Equity Position on companies having capitalizations of $5 billion or more, there are no restrictions on market capitalization of portfolio stocks. The Advisor may sell a stock from the Equity Position if the Advisor believes the company’s fundamentals have deteriorated, the company’s dividend or earnings growth has or will decline or the Advisor otherwise believes that selling the stock is in the Fund’s best interest.

The Advisor uses an option technique called a “collar” to provide downside risk protection to the Equity Position; however, collars also may limit upside potential. To employ a collar, the Advisor typically buys and sells a series of put and call options with differing strike prices and staggered expiration dates on the same index, typically a broad-based U.S. stock index, and simultaneously writes a short call option and purchases a put option on similar underlying indexes, or on an ETF replicating the index. In the Equity Position, the Advisor generally writes index calls above the current value of the applicable index to seek to generate premium income and use the proceeds to purchase index puts below the current value of the applicable index to seek to reduce the Fund’s exposure to market risk and volatility.

The notional value of the options positions in the Equity Position is not expected to exceed 100% of the expected, aggregate value of the equity securities owned in the Equity Position at the time either option is “in the money” (i.e., when exercising the option would result in a profit). This percentage limitation on the use of calls and options applies at the time an investment is made.

The Income Position. The Income Position is designed to balance the risk of the Equity Position by utilizing a combination of investments in domestic fixed-income investments (e.g., corporate bonds, U.S. government securities, mortgage-backed securities, high yield bonds or ETFs that invest in such securities) (collectively, “Fixed Income Instruments”) and the receipt of premiums from selling index options. The primary objective of the Income Position is yield generation, with a secondary emphasis on capital appreciation. While the Advisor may purchase Fixed Income Instruments of any maturity and credit quality, the Advisor typically invests in a broad mix of ETFs targeting a specific yield that the Advisor may adjust from time to time in response to market conditions.

In implementing its options strategy for the Income Position, the Advisor typically writes put and call options on one or more broad-based U.S. stock indices, receiving premiums from the purchasers of the options. The Advisor may then repurchase the options prior to their expiration date, giving up appreciation and avoiding depreciation in between the sale of the option and its repurchase. The difference between the premium received from selling the option and the cost of repurchasing the option will determine the gain or loss realized by the Income Position. The options strategy utilized by the Advisor for the Income Position is intended to provide increased cash flow from premiums, reduce volatility and provide downside protection.

The Trend Position. The Trend Position is designed to benefit from substantial price changes (up or down) in the markets. In executing the strategy for the Trend Position, the Advisor intends to purchase and write (sell) put and call options on one or more broad-based U.S. stock indices, such as the Standard & Poor's 500 Index, or ETFs that replicate or are related to such indices (including, without limitation, indices that measure market volatility). Over time, the indices on which the Fund purchases and sells options may vary based on the Advisor's assessment of the availability and liquidity of various listed index options, and the Advisor's evaluation of equity market conditions and other factors.

Generally the Trend Position favors establishing debit option spreads of varying strike prices and maturities by simultaneously selling and purchasing options on the same underlying instrument having the same expiration date. The options the Trend Position buys and sells are typically settled in cash rather than by delivery of securities and reflect price fluctuations in a group of securities or segments of the securities market. The Advisor may also purchase alternative instruments that the Advisor believes will approximate the performance that could be achieved by establishing debit option spreads when the Advisor believes comparable results can be achieved at a lower cost than buying options directly. The Fund may also invest in ETFs and other investment companies that are consistent with a trend or momentum-based strategy for the Trend Position.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Trilogy Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Trilogy Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following risks:

Market Risk: Market risk refers to the risk that the value of securities in the Trilogy Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Large Capitalization Companies Risk. Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Derivative Risk: Put and call options are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Fund may exceed the Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Advisor uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. The Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid. Options purchased by the Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying instrument. If the Fund sells a put option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Fund sells a call option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold.

Management Style Risk: The share price of the Fund changes daily based on the performance of the securities in which it invests and the success of the Advisor’s options strategies. The ability of the Fund to meet its investment objective is directly related to the success of the Advisor’s investment process and there is no guarantee that the Advisor’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results. If the Advisor fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

Foreign Securities Risk: ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in ADRs and ETFs investing in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities underlying ADRs often trade with less frequency and volume on their respective exchanges than domestic securities, and therefore foreign securities underlying ADRs, and the ADRs themselves, may exhibit greater price volatility than domestic investments.

Fixed Income Risk: There are risks associated with the potential investment of the Fund’s assets in Fixed Income Instruments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Fund’s SAI.

•	Credit Risk. The value of the Fund’s Fixed Income Instruments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Fund’s Fixed Income Instruments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Fund’s Fixed Income Instruments can be expected to decline.

•	Maturity Risk. The value of the Fund’s Fixed Income Instruments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Risks Related to ETF NAV and Market Price: The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

May Lose Money	rr_RiskLoseMoney	An investment in the Trilogy Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Trilogy Fund is new and therefore does not have a performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will be updated to provide performance information which will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.stadionfunds.com or by calling 1-866-383-7636.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Trilogy Fund is new and therefore does not have a performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will be updated to provide performance information which will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-383-7636
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.stadionfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.
Stadion Trilogy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STTGX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	6.75%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.05%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	771
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,194
Stadion Trilogy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STTCX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.73%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.08%
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.80%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	283
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	925
Stadion Trilogy Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STTIX
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[3]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.80%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	183
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	706

[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 18 months of purchase.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Stadion Money Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until April 1, 2013. The Expense Limitation Agreement may be terminated by the Trust or the Advisor at the end of its then-current term upon not less than 90 days' notice.